FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES	12 Months Ended
Jun. 30, 2020
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES [Abstract]
FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES
19.	FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES

(a)	Overview

The Group’s principal financial instruments comprise receivables, payables, cash, and short-term deposits.  The main risks arising from the Group’s financial instruments are interest rate risk, foreign currency risk, credit risk and liquidity risk.

This note presents information about the Group’s exposure to each of the above risks, its objectives, policies and processes for measuring and managing risk, and the management of capital.  Other than as disclosed, there have been no significant changes since the previous financial year to the exposure to or management of these risks.

The Group manages its exposure to key financial risks in accordance with the Group’s financial risk management policy.  Key risks are monitored and reviewed as circumstances change (e.g. acquisition of a new project) and policies are revised as required.  The overall objective of the Group’s financial risk management policy is to support the delivery of the Group’s financial targets whilst protecting future financial security.

Given the nature and size of the business and uncertainty as to the timing and amount of cash inflows and outflows, the Group does not enter into derivative transactions to mitigate the financial risks.  In addition, the Group’s policy is that no trading in financial instruments shall be undertaken for the purposes of making speculative gains.  As the Group’s operations change, the Directors will review this policy periodically going forward.

The Board of Directors has overall responsibility for the establishment and oversight of the risk management framework.  The Board reviews and agrees policies for managing the Group’s financial risks as summarised below.

(b)	Credit Risk

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations.  This arises principally from cash and cash equivalents and receivables.

There are no significant concentrations of credit risk within the Group.  The carrying amount of the Group’s financial assets represents the maximum credit risk exposure, as represented below:

	Note	2020 US$	2019 US$
Cash and cash equivalents	5	18,857,088	4,432,150
Trade and other receivables		27,412	59,679
Other assets		279,052	-
		19,163,552	4,491,829

With respect to credit risk arising from cash and cash equivalents, the Group’s exposure to credit risk arises from default of the counter party, with a maximum exposure equal to the carrying amount of these instruments.

Trade and other receivables comprise primarily deposits, accrued interest revenue and GST refunds due.  Where possible the Group trades only with recognised, creditworthy third parties.  It is the Group's policy that all customers who wish to trade on credit terms are subject to credit verification procedures.  In addition, receivable balances are monitored on an ongoing basis with the result that the Group's exposure to bad debts is not significant.  At June 30, 2020 none (2019: none) of the Group's receivables are past due. During the 2020 year, the Group recognised an impairment loss of US$63,733 (2019: nil) in relation to trade and other receivables.

Other assets comprise prepayments, security deposits, and sub-lease receivables.

(c)	Liquidity Risk

Liquidity risk is the risk that the Group will not be able to meet its financial obligations as they fall due.  The Board’s approach to managing liquidity is to ensure, as far as possible, that the Group will always have sufficient liquidity to meet its liabilities when due.  At June 30, 2020 and 2019, the Group had sufficient liquid assets to meet its financial obligations.

The contractual maturities of financial assets and liabilities, including estimated interest payments, are provided below.  There are no netting arrangements in respect of financial liabilities.

	≤1 year US$	1-5 years US$	≥5 years US$	Total contractual cash flows US$	Carrying amount US$
Group - 2020
Financial assets
Sub-lease receivables	121,035	113,925	-	234,960	223,559
	121,035	113,925	-	234,960	223,559

Financial liabilities
Trade and other payables	1,007,507	-	-	1,007,507	1,007,507
Loans and borrowings	777,424	1,993,988	-	2,771,412	2,317,618
Lease liabilities	156,621	150,513	-	307,134	268,425
	1,941,552	2,144,501	-	4,086,053	3,593,550

	≤1 year US$	1-5 years US$	≥5 years US$	Total contractual cash flows US$	Carrying amount US$
Group - 2019
Financial assets
Sub-lease receivables	-	-	-	-	-
	-	-	-	-	-

Financial liabilities
Trade and other payables	2,144,071	-	-	2,144,071	2,144,071
	2,144,071	-	-	2,144,071	2,144,071

(d)	Interest Rate Risk

The Group’s exposure to the risk of changes in market interest rates relates primarily to the cash and short-term deposits with a floating interest rate.

These financial assets with variable rates expose the Group to cash flow interest rate risk.  All other financial assets and liabilities are either non-interest bearing (for example, receivables and payables) or have fixed interest rates (for example, lease liabilities, sub-lease receivables, and loans and borrowings).

At the reporting date, the interest rate profile of the Group’s interest-bearing financial instruments was:

	Note	2020 US$	2019 US$
Interest-bearing financial instruments
Cash at bank and on hand	5	14,307,088	2,224,380
Short term deposits	5	4,550,000	2,207,770
		18,857,088	4,432,150

The Group’s cash at bank and on hand and short-term deposits had a weighted average floating interest rate at year end of 0.17% (2019: 2.02%).

The Group currently does not engage in any hedging or derivative transactions to manage interest rate risk.

Interest rate sensitivity

A sensitivity of 1% (100 basis points) has been selected as this is considered reasonable given the current level of both short term and long-term interest rates.  A 1% (100 basis points) movement in interest rates at the reporting date would have increased (decreased) equity and profit or loss by the amounts shown below.  This analysis assumes that all other variables, in particular foreign currency rates, remain constant.  The analysis is performed on the same basis for 2019.

	Profit or loss		Equity
	+1% US$	-1% US$	+1% US$	-1% US$
2020
Cash and cash equivalents	188,571	(29,013)	188,571	(29,013)

2019
Cash and cash equivalents	44,322	(44,322)	44,322	(44,322)

(e)	Foreign Currency Risk

Foreign currency risk is the risk that the fair value of future cash outflows of an exposure will fluctuate because of changes in foreign currency exchange rates.

The Group’s exposure to the risk of changes in foreign exchange rate relates primarily to assets and liabilities that are denominated in currencies other than US$. The Group also has transactional currency exposures relating to transactions denominated in currencies other than US$. The currency in which these transactions primarily are denominated is A$.

It is the Group’s policy not to enter into any hedging or derivative transactions to manage foreign currency risk.

At June 30, 2020, the majority of the Group’s cash reserves were denominated in US$, being US$17.9 million (2019: US3.4 million).

At the reporting date, the Group’s exposure to financial instruments denominated in foreign currencies was:

A$ denominated financial assets and liabilities	2020 A$ exposure (US$ Equivalent)	2019 A$ exposure (US$ Equivalent)
Financial assets
Cash and cash equivalents	955,630	1,028,454
Trade and other receivables	24,322	24,679
Financial liabilities
Trade and other payables	(677,952)	(260,171)
Net exposure	302,000	792,962

Foreign exchange rate sensitivity

At the reporting date, had the US$ appreciated or depreciated against the A$, as illustrated in the table below, profit or loss and equity would have been affected by the amounts shown below. This analysis assumes that all other variables remain constant.

	Profit or loss		Other Comprehensive Income
	10% Increase US$	10% Decrease US$	10% Increase US$	10% Decrease US$
2020
Group	30,201	(30,201)	30,201	(30,201)
2019
Group	79,296	(79,296)	79,296	(79,296)

(f)	Commodity Price Risk

The Group is exposed to commodity price risk.  These commodity prices can be volatile and are influenced by factors beyond the Group’s control.  As the Group is currently engaged in exploration and development activities, no sales of commodities are forecast for the next 12 months, and accordingly, no hedging or derivative transactions have been used to manage commodity price risk.

(g)	Capital Management

The Board’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business.  Given the stage of development of the Group, the Board’s objective is to minimise debt and to raise funds as required through the issue of new shares.  The Group is not subject to externally imposed capital requirements.

There were no changes in the Group’s approach to capital management during the year.

(h)	Fair Value

The net fair value of financial assets and financial liabilities approximates their carrying value.  The methods for estimating fair value are outlined in the relevant notes to the financial statements.